Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000194736 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000194736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000194736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[1]
C000194736 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000194736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000194736 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000194736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000194736 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000194736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000194735 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000194735 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000194735 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[2]
C000194735 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000194735 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[2]
C000194735 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000194735 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[2]
C000194735 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
C000194735 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[2]
C000127094 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000127094 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[3]
C000127094 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[3]
C000127094 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000127094 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[3]
C000127094 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000127094 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000127094 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000127094 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000127094 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000127095 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000127095 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000127095 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[4]
C000127095 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000127095 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[4]
C000127095 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000127095 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000127095 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000127095 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000127095 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]

[1]	Percentage of total investments as of June 30, 2025.
[2]	Percentage of total investments as of June 30, 2025.
[3]	Percentage of total investments as of June 30, 2025.
[4]	Percentage of total investments as of June 30, 2025.